A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Individual Variable Life Unit Trust

The U.S. economy is exhibiting surprising strength despite the opposing forces that exist. The Asian crisis worsened during the first half of 1998 resulting in a decline in U.S. exports and an increase in inexpensive imports. This created a great deal of pressure on U.S. corporate earnings and resulted in an inventory build-up during the first quarter.

In contrast, we continue to experience the positive effects of low inflation and low nominal interest rates. Another favorable development has been the amazing strength in consumer spending right here at home. Consumers are benefiting from inexpensive imports, low inflation, low mortgage rates and the wealth effect of a rising stock market.

The stock market provided impressive returns during the first half of 1998, with the average equity fund earning most of this return during the first quarter. Second quarter returns were much more volatile as Asian concerns resurfaced. Large capitalization companies continued to dominate the market as investors searched for stability of earnings and liquidity.

Although bonds performed reasonably well in the first half of 1998, returns still lagged the performance of the S&P 500 Index by a wide margin. Treasury yields declined during the first half of the year with the biggest decrease occurring in the longer maturities. The thirty year treasury bond yielded 5.63% at the end of June, thirty basis points below the level at the beginning of the year.

As we enter the second half of 1998, commonly used valuation measures suggest that the stock market is expensive at current levels. It is expected that market volatility will continue through the remainder of 1998 as investors closely monitor economic and corporate earnings growth as well as the level of interest rates. Bond performance will be dependent on interest rate movements and the potential "flight to quality" in the event investors become concerned about the stock market.

                                                              /s/James W. Murphy
                                                                 James W. Murphy
                                Chairman of the Board of Directors and President

Indianapolis, Indiana
July 31, 1998
1

                AUL American Individual Variable Life Unit Trust
                            STATEMENTS OF NET ASSETS
                                  June 30, 1998
                                   (unaudited)

                               Series Fund                       Fidelity
              -------------------------------------------  ---------------------
                Equity    Money Mkt    Bond      Managed   High Inc.    Growth
              ----------  ---------  ---------  ---------  ---------  ----------


Assets:

Investments
 at value     $    3,779 $        0 $       23 $        0 $        9 $        0



Net Assets    $    3,779 $        0 $       23 $        0 $        9 $        0



Units
 outstanding         768          0          5          0          2          0



Accumulation
 Unit Value         4.92       1.01       5.08       4.99       4.96       5.18


The accompanying notes are an integral part of the financial statements.
2

                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                  June 30, 1998
                                   (unaudited)

                                           Fidelity
               ----------------------------------------------------------------
               Overseas   Asset Mgr  Index 500  Eqty-Inc. Contrafund  Money Mkt
               ---------  ---------  ---------  ---------  ---------  ---------


Assets:
Investments
 at value     $       10 $    3,383 $    5,478 $        1 $    2,092 $        0


Net Assets    $       10 $    3,383 $    5,478 $        1 $    2,092 $        0


Units
 outstanding           2        667      1,072          0        407          0



Accumulation
 Unit Value         4.95       5.07       5.11       4.97       5.15       1.01


The accompanying notes are an integral part of the financial statements.
3

                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                  June 30, 1998
                                   (unaudited)

                                                  T-Rowe
                 American Century      Alger       Price
               --------------------  ---------  ---------
               VP Capital    VP       American    Equity
                 Apprec.    Int'l      Growth     Income
               ---------  ---------  ---------  ---------

Assets:
Investments
 at value     $       19 $      655 $    1,065 $    4,727



Net Assets    $       19 $      655 $    1,065 $    4,727



Units
 outstanding           4        125        197        964



Accumulation
 Unit Value   $     4.69 $     5.23 $     5.41 $     4.91


The accompanying notes are an integral part of the financial statements.
4

                AUL American Individual Variable Life Unit Trust
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
            for the period from April 30, 1998 through June 30, 1998
                                   (unaudited)

                              Series Fund                       Fidelity
               ------------------------------------------  --------------------
                 Equity   Money Mkt     Bond     Managed   High Inc.    Growth
               ---------  ---------  ---------  ---------  ---------  ---------


Operations:
Dividend
 income       $        0 $        0 $        0 $        0 $        0 $        0

Net Investment
 Income                0          0          0          0          0          0


Gain (Loss)
 on Investments:
Net realized gain
 (loss)               (1)         0          0          0          0          0
Net change in
unrealized gain       36          0          0          0          0          0

Net Gain              35          0          0          0          0          0


Increase in
 Net Assets
 from Operations      35          0          0          0          0          0


Contract Owner
 Transactions:
Proceeds from
 units sold        3,880          0         23          0          9         24
Cost of units
 redeemed              0          0          0          0          0          0
Operating
 transfers          (136)         0          0          0          0        (24)

Increase           3,744          0         23          0          9          0


Net increase       3,779          0         23          0          9          0
Net Assets,
 beginning             0          0          0          0          0          0

Net Assets,
 ending       $    3,779 $        0 $       23 $        0          9          0


Units sold           796          0          5          0          2          5
Units redeemed       (28)         0          0          0          0         (5)


Net increase         768          0          5          0          2          0
Units outstanding,
 beginning             0          0          0          0          0          0

Units outstanding,
 ending              768          0          5          0          2          0


The accompanying notes are an integral part of the financial statements.
5

                AUL American Individual Variable Life Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
            for the period from April 30, 1998 through June 30, 1998
                                   (unaudited)

                                           Fidelity
               -----------------------------------------------------------------
                Overseas  Asset Mgr  Index 500   Eqty-Inc  Contrafund  Money Mkt
               ---------  ---------  ---------  ---------  ----------  ---------



Operations:
Dividend
 income       $        0 $        0 $        0 $        0 $        0 $        0

Net Investment
 income                0          0          0          0          0          0


Gain (Loss)
 on Investments:
Net realized
 gain (loss)           0          0          4          1          8          0
Net change in
 unrealized gain       0         26        125          0        111          0

Net Gain               0         26        129          1        119          0


Increase
in Net Assets
from Operations        0         26        129          1        119          0


Contract Owner
 Transactions
Proceeds from
 units sold           10      3,368      5,497         76      2,176          0
Cost of units
 redeemed              0          0          0          0          0          0
Operating
 transfers             0        (11)      (148)       (76)      (203)         0

Increase              10      3,357      5,349          0      1,973          0


Net increase          10      3,383      5,478          1      2,092          0
Net Assets,
 beginning             0          0          0          0          0          0

Net Assets,
 ending       $       10 $    3,383 $    5,478 $        1      2,092          0


Units sold             2        669      1,101         16        447          0
Units redeemed         0         (2)       (29)       (16)       (40)         0


Net increase           2        667      1,072          0        407          0
Units outstanding,
 beginning             0          0          0          0          0          0

Units outstanding,
 ending                2        667      1,072          0        407          0


The accompanying notes are an integral part of the financial statements
6

                AUL American Individual Variable Life Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)
            for the period from April 30, 1998 through June 30, 1998
                                   (unaudited)

American CenturyAlgerT. Rowe Price

VP Capital VP American
Appreciation International GrowthEquity income



Operations:
Dividend
 income       $        0 $        0 $        0 $       24

Net Investment
 Income                0          0          0         24


Gain (Loss)
 on Investments:
Net realized
 gain (loss)           0          1          3          0
Net change in
unrealized gain        0         25         64         12

Net Gain               0         26         67         12


Increase in
 Net Assets
 from Operations       0         26         67         36


Contract Owner
 Transactions:
Proceeds from
 units sold           24        660      1,186      4,793
Cost of units
 redeemed              0          0       (188)      (102)
Operating
 transfers            (5)       (31)         0          0

Increase              19        629        998      4,691


Net increase          19        655      1,065      4,727
Net Assets,
 beginning             0          0          0          0

Net Assets,
 ending       $       19 $      655 $    1,065 $    4,727


Units sold             5        131        233        985
Units redeemed        (1)        (6)       (36)       (21)


Net Increase           4        125        197        964
Units outstanding,
 beginning             0          0          0          0

Units outstanding,
 ending                4        125        197        964

The accompanying notes are an integral part of the financial statements.
7
notes to financial statements

1.  Summary of Significant Accounting Policies
The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (Series Fund), Fidelity
Investments Variable Insurance Products Fund and Variable Insurance Products Fund II(Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), and T. Rowe Price Equity Series, Inc. (T. Rowe Price).

Security Valuation Transactions and Related Income
The market value of investments is based on the closing bid prices at June 30, 1998. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases during the reporting period. Actual results could differ from those estimates.

2. Account Charges
With respect to variable life insurance policies funded by the Variable Account, AUL makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Variable Account. AUL also makes certain deductions from the net assets of the Variable Account for the mortality and expense risks AUL assumes, administrative expenses, cost of insurance, charges for optional benefits, and any sales and underwriting surrender charges. Charges incurred during the period from April 30, 1998 through June 30, 1998 were $923.
8
notes to financial statements (continued)

3. Accumulation Unit Value The change in the Net Asset Value per unit for the period from April 30, 1998 through June 30, 1998 is:

                        6/30/98        4/30/98         Change
                       ---------      ---------       --------
Series Fund:
  Equity              $ 4.922560     $ 5.000000        (1.5%)
  Money Market          1.008213       1.000000         0.8%
  Bond                  5.077411       5.000000         1.5%
  Managed               4.988405       5.000000        (0.2%)
Fidelity:
  High Income           4.960722       5.000000        (0.8%)
  Growth                5.179779       5.000000        (1.1%)
  Overseas              4.944845       5.000000        (1.1%)
  Asset Manager         5.070549       5.000000         1.4%
  Index 500             5.110718       5.000000         2.2%
  Equity-income         4.974307       5.000000        (0.5%)
  Contrafund            5.145336       5.000000         2.9%
  Money Market          1.009015       1.000000         0.9%
American Century:
  VP Capital
   Appreciation         4.692231       5.000000        (6.2%)
  VP International      5.232165       5.000000         4.6%
Alger:
  American Growth       5.407263       5.000000         8.1%
T. Rowe Price:
  Equity income         4.905086       5.000000        (1.9%)

4.  Cost of Investments
    The cost of investments at June 30, 1998, is:

Series Fund:
 Equity              $ 3,743
 Money Market              0
 Bond                     23
 Managed                   0
Fidelity:
 High Income               9
 Growth                    0
 Overseas                  9
 Asset Manager         3,357
 Index 500             5,353
 Equity-Income             1
 Contrafund            1,982
 Money Market              0
American Century:
 VP Capital
  Appreciation            19
 VP International        630
Alger:
 American Growth       1,001
T. Rowe Price:
 Equity Income         4,715
9
notes to financial statements (continued)

5.  Net Assets
    Net Assets at June 30, 1998, are:

                                   Series Fund                       Fidelity
               --------------------------------------------------- ------------
                  Equity      Money Mkt       Bond        Managed     High Inc.
               ------------ ------------ ------------ ------------ ------------
Proceeds from
 units sold    $      3,880 $          0 $         23 $          0 $          9
Cost of units
 redeemed                 0            0            0            0            0
Operating
 transfers             (136)           0            0            0            0
Net investment
 income                   0            0            0            0            0
Net realized
 gain (loss)             (1)           0            0            0            0
Unrealized
 gain (loss)
 on investments          36            0            0            0            0
               ------------ ------------ ------------ ------------ ------------
               $      3,779 $          0 $         23 $          0 $          9


                                           Fidelity
               ----------------------------------------------------------------
                   Growth      Overseas    Asset Mgr    Index 500     Eqty-Inc.
               ------------ ------------ ------------ ------------ ------------

Proceeds from
 units sold    $         24 $         10 $      3,368 $      5,497 $         76
Cost of units
 redeemed                 0            0            0            0            0
Operating
 transfers              (24)           0          (11)        (148)         (76)
Net investment
 income                   0            0            0            0            0
Net realized
 gain (loss)              0            0            0            4            1
Unrealized
 gain (loss)
 on investments           0            0           26          125            0
               ------------ ------------ ------------ ------------ ------------
               $          0 $         10 $      3,383 $      5,478 $          1


                        Fidelity             American Century          Alger
               ------------------------- ------------------------- ------------
                                            VP Capital      VP        American
                 Contrafund    Money Mkt      Apprec.      Int'l       Growth
               ------------ ------------ ------------ ------------ ------------

Proceeds from
 units sold    $      2,176 $          0 $         24 $        660 $      1,186
Cost of units
 redeemed                 0            0            0            0         (188)
Operating
 transfers             (203)           0           (5)         (31)           0
Net investment
 income                   0            0            0            0            0
Net realized
 gain (loss)              8            0            0            1            3
Unrealized
 gain (loss)
 on investments         111            0            0           25           64
               ------------ ------------ ------------ ------------ ------------
               $      2,092 $          0 $         19 $        655 $      1,065


               T. Rowe Price
               -------------
               Equity Income
               -------------

Proceeds from
 units sold    $      4,793
Cost of units
 redeemed              (102)
Operating
 transfers                0
Net investment
 income                  24
Net realized
 gain (loss)              0
Unrealized
 gain (loss)
 on investments          12
               ------------
               $      4,727
10